Related party transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related party transactions [Abstract]
Related party transactions with key management personnel
Key management includes members of the Board of Directors and its corporate officers. The aggregate value of transactions relating to key management personnel and entities over which they have control or significant influence were as follows:

For the year ended December 31	2021	2020
Salary, fees, and other short-term benefits (i)	$4,169,818	$1,048,195
Share based payments	8,186,082	722,055
	$12,355,900	$1,770,250

(i)	In connection with the issuance of shares related to the RSUs and DSUs granted, during the twelve months ended December 31, 2021, the Company incurred payroll tax expense of $728,556 (2020 - $nil).